A.B. KORELIN & ASSOCIATES INC.

2412 S.E. 151st Avenue                            Phone:  888-428-6698

Vancouver, Washington  98683

Fax:      360-326-1952

On behalf of Clifton Star Resources Inc., we hereby submit Clifton Star’s initial Form 20-F Registration Statement via EDGAR.

To respond to this filing, please contact me at the numbers listed above or Ian Beardmore, Chief Financial Officer of Clifton Star, by phone at (604) 839-6927, or by fax at (604) 687-0586.

Sincerely,

/s/  Al Korelin

Al Korelin

A.B. Korelin & Associates